Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:
	December 31, 2022	December 31, 2023	December 31, 2023
	RMB	RMB	USD
Finished goods – holographic accessories	1,494,770	-	-
Finished goods – semiconductors	909,048	-	-
Total inventories	2,403,818	-	-